Capital Structure, Financial Risk and Related Items (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments
Schedule of total marketable securities by currency

	2023	2022
Percent

USD	81%	80%
DKK	12%	12%
EUR	6%	7%
GBP	1%	1%
Total at December 31	100%	100%

Schedule of maturity profile of our marketable securities

(DKK million)	2023	2022

Year of Maturity
2023	-	6,254
2024	6,742	3,660
2025	3,717	1,801
2026	2,175	219
2027	232	45
2028+	402	452
Total at December 31	13,268	12,431

Schedule of Financial Assets and Liabilities

		December 31,
(DKK million)	Note	2023	2022
Financial assets measured at fair value through profit or loss
Marketable securities	4.4	13,268	12,431
Other investments	3.4	134	133
Financial assets measured at amortized cost
Receivables excluding prepayments	3.6	4,768	5,616
Cash and cash equivalents		14,867	9,893
Financial liabilities measured at amortized cost
Lease liabilities	3.3	(770)	(597)
Other payables excluding provisions	3.8	(2,316)	(1,715)

		December 31,
		2023				2022
(DKK million)	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets Measured at Fair Value
Marketable securities	4.4	13,268	-	-	13,268	12,431	-	-	12,431
Other investments	3.4	47	-	87	134	67	-	66	133

Schedule of level 3 reconciliation of assets

(DKK million)	Other Investments
Fair value at December 31, 2021	27
Acquisitions	39
Fair value at December 31, 2022	66
Acquisitions	30
Fair value changes	(9)
Fair value at December 31, 2023	87

Schedule of portfolio of marketable securities

	Market value	Share	Market value	Share
	2023	%	2022	%
(DKK million)
USD portfolio
Corporate bonds	6,039	46%	5,091	41%
US government bonds and treasury bills	3,247	24%	3,067	25%
Commercial paper	451	3%	807	6%
Other	1,003	8%	1,023	8%
Total USD portfolio	10,740	81%	9,988	80%

DKK portfolio
Kingdom of Denmark bonds and treasury bills	419	3%	442	3%
Danish mortgage-backed securities	1,170	9%	1,093	9%
Total DKK portfolio	1,589	12%	1,535	12%

EUR portfolio
European government bonds and treasury bills	858	6%	832	7%

GBP portfolio
UK government bonds and treasury bills	81	1%	76	1%

Total portfolio at December 31	13,268	100%	12,431	100%

Marketable securities at December 31	13,268		12,431

Schedule of finance income and expenses

(DKK million)	2023	2022	2021
Financial income:
Interest and other financial income	939	324	197
Gain on marketable securities, net	319	-	-
Foreign exchange rate gain, net	-	1,034	1,470

Total financial income	1,258	1,358	1,667

Financial expenses:
Interest and other financial expenses	(27)	(21)	(13)
Loss on marketable securities, net	-	(361)	(246)
Loss on other investments, net	(26)	(298)	(443)
Foreign exchange rate loss, net	(889)	-	-

Total financial expenses	(942)	(680)	(702)

Net financial items	316	678	965

Schedule of marketable securities

	December 31,	December 31,	December 31,
	2023	2022	2021
USD/DKK Foreign Exchange Rates	6.7447	6.9722	6.5612
% Increase/(Decrease)	(3)%	6%	8%

Summary of RSUs activity

	Number of RSUs held by the Board of Directors	Number of RSUs held by the Executive Management	Number of RSUs held by employees	Number of RSUs held by former members of the Executive Management, Board of Directors and employees	Total RSUs	Weighted Average Fair Value - RSUs Granted - DKK	Total Fair Value of RSUs Granted - DKK million
Outstanding at January 1, 2021	12,565	66,182	197,374	17,807	293,928
Granted*	3,297	31,417	146,684	4,817	186,215	2,236.44	416
Settled	(3,556)	(14,089)	(35,962)	(9,967)	(63,574)
Transferred	(688)	5,533	(14,810)	9,965	-
Cancelled	(653)	-	(255)	(9,670)	(10,578)

Outstanding at December 31, 2021	10,965	89,043	293,031	12,952	405,991

Outstanding at January 1, 2022	10,965	89,043	293,031	12,952	405,991
Granted*	4,295	40,453	221,000	6,383	272,131	2,250.18	612
Settled	(3,420)	(17,165)	(67,945)	(12,847)	(101,377)
Transferred	(2,368)	-	(13,749)	16,117	-
Cancelled	(653)	-	(9,195)	(18,759)	(28,607)

Outstanding at December 31, 2022	8,819	112,331	423,142	3,846	548,138

Outstanding at January 1, 2023	8,819	112,331	423,142	3,846	548,138
Granted*	3,361	75,854	208,353	11,643	299,211	2,619.35	784
Settled	(1,880)	(35,773)	(54,871)	(9,805)	(102,329)
Transferred	-	12,918	(55,103)	42,185	-
Cancelled	-	(4,357)	(35)	(37,984)	(42,376)

Outstanding at December 31, 2023	10,300	160,973	521,486	9,885	702,644

Summary of warrants activity

	Number of warrants held by the Board of Directors	Number of warrants held by the Executive Management	Number of warrants held by employees	Number of warrants held by former members of the Executive Management, Board of Directors and employees	Total warrants	Weighted average exercise price - DKK	Weighted average share price at exercise date - DKK	Outstanding Warrants - % of Share Capital

Outstanding at January 1, 2021	11,941	140,815	732,577	103,135	988,468	1,247.22
Granted*	1,217	1,287	167,080	6,400	175,984	2,282.35
Exercised	(2,500)	(7,250)	(105,726)	(57,232)	(172,708)	780.48	2,439.80
Expired	-	-	-	-	-	-
Cancelled	-	-	(477)	(22,816)	(23,293)	1,956.91
Transfers	-	24,782	(54,454)	29,672	-	-

Outstanding at December 31, 2021	10,658	159,634	739,000	59,159	968,451	1,501.49		1%

Exercisable at year end	6,594	135,723	219,386	50,021	411,724	1,058.41
Exercisable warrants in the money at year end	6,594	135,723	219,386	50,021	411,724	1,058.41

Outstanding at January 1, 2022	10,658	159,634	739,000	59,159	968,451	1,501.49
Granted*	1,541	-	250,005	7,412	258,958	2,244.22
Exercised	(1,558)	(29,836)	(176,948)	(34,775)	(243,117)	1,154.95	2,815.33
Expired	-	-	-	-	-	-
Cancelled	-	-	(13,670)	(32,654)	(46,324)	2,029.00
Transfers	(8,721)	-	(25,373)	34,094	-	-

Outstanding at December 31, 2022	1,920	129,798	773,014	33,236	937,968	1,770.31		1%

Exercisable at year end	617	118,571	282,296	32,695	434,179	1,265.68
Exercisable warrants in the money at year end	617	118,571	282,296	32,695	434,179	1,265.68

Outstanding at January 1, 2023	1,920	129,798	773,014	33,236	937,968	1,770.31
Granted*	403	-	198,001	10,973	209,377	2,632.02
Exercised	-	(11,900)	(74,672)	(26,390)	(112,962)	1,341.40	2,657.76
Expired	-	-	(1,200)	(117)	(1,317)	1,225.18
Cancelled	-	-	(32)	(43,143)	(43,175)	2,274.50
Transfers	-	21,295	(103,396)	82,101	-	-
		.
Outstanding at December 31, 2023	2,323	139,193	791,715	56,660	989,891	1,980.25		1%

Exercisable at year end	875	123,345	246,635	45,686	416,541	1,416.25
Exercisable warrants in the money at year end	617	123,345	192,945	43,632	360,539	1,272.37

Schedule of Weighted Average Exercise Prices Of Warrants

Exercise price	Grant Date	Number of warrants outstanding	Weighted average remaining contractual life (in years)	Number of warrants exercisable
DKK
962.00	June 7, 2018	3,520	1.44	3,520
1,025.00	December 10, 2018	99,733	1.94	99,733
1,032.00	December 15, 2017	60,799	0.96	60,799
1,050.00	September 21, 2018	12,792	1.73	12,792
1,147.50	June 6, 2019	2,775	2.43	2,775
1,155.00	March 29, 2019	506	2.25	506
1,161.00	March 1, 2019	8,373	2.17	8,373
1,210.00	April 10, 2018	3,678	1.28	3,678
1,334.50	October 11, 2019	22,392	2.78	22,392
1,362.50	March 26, 2020	26,264	3.24	26,264
1,402.00	March 28, 2017	6,660	0.24	6,660
1,408.00	June 8, 2017	678	0.44	678
1,432.00	October 5, 2017	1,994	0.76	1,994
1,615.00	December 5, 2019	104,549	2.93	104,549
1,948.00	June 3, 2020	5,826	3.43	5,826
2,070.00	February 26, 2021	82,853	4.16	-
2,103.00	June 9, 2022	20,263	5.44	-
2,129.00	January 25, 2022	15,695	5.07	-
2,144.00	November 21, 2023	7,626	6.89	-
2,148.00	April 13, 2021	14,564	4.29	-
2,175.00	February 25, 2022	152,619	5.15	-
2,317.00	October 7, 2020	33,629	3.77	33,629
2,381.00	December 15, 2020	22,373	3.96	22,373
2,408.00	March 29, 2022	13,162	5.25	-
2,491.00	September 28, 2023	7,866	6.74	-
2,492.00	January 28, 2021	10,053	4.08	-
2,585.00	September 20, 2022	18,632	5.72	-
2,594.00	March 29, 2023	15,811	6.25	-
2,641.00	November 22, 2021	6,297	4.89	-
2,661.00	February 24, 2023	154,746	6.15	-
2,680.00	January 24, 2023	5,030	6.07	-
2,688.00	June 8, 2023	7,958	6.44	-
2,698.00	June 22, 2021	13,163	4.48	-
2,806.00	October 7, 2021	18,583	4.77	-
3,172.00	November 21, 2022	8,429	5.89	-

1,980.25		989,891	4.11	416,541

Exercise price	Grant Date	Number of warrants outstanding	Weighted average remaining contractual life (in years)	Number of warrants exercisable
DKK
815.50	March 17, 2016	2,725	0.21	2,725
962.00	June 7, 2018	4,646	2.44	4,646
1,025.00	December 10, 2018	109,918	2.94	109,918
1,032.00	December 15, 2017	63,230	1.96	63,230
1,050.00	September 21, 2018	14,024	2.73	14,024
1,136.00	October 6, 2016	2,695	0.77	2,695
1,145.00	December 15, 2016	14,963	0.96	14,963
1,147.50	June 6, 2019	9,386	3.43	9,386
1,155.00	March 29, 2019	5,509	3.25	5,509
1,161.00	March 1, 2019	10,128	3.17	10,128
1,210.00	April 10, 2018	7,090	2.28	7,090
1,233.00	June 9, 2016	3,681	0.44	3,681
1,334.50	October 11, 2019	32,150	3.78	32,150
1,362.50	March 26, 2020	30,938	4.24	-
1,402.00	March 28, 2017	6,837	1.24	6,837
1,408.00	June 8, 2017	954	1.44	954
1,424.00	February 10, 2017	408	1.11	408
1,427.00	March 29, 2017	8,400	1.25	8,400
1,432.00	October 5, 2017	1,994	1.76	1,994
1,615.00	December 5, 2019	135,441	3.93	135,441
1,948.00	June 3, 2020	12,961	4.43	-
2,070.00	February 26, 2021	90,968	5.16	-
2,103.00	June 9, 2022	22,221	6.44	-
2,129.00	January 25, 2022	15,986	6.07	-
2,148.00	April 13, 2021	15,097	5.29	-
2,175.00	February 25, 2022	166,286	6.15	-
2,317.00	October 7, 2020	34,109	4.77	-
2,381.00	December 15, 2020	22,983	4.96	-
2,408.00	March 29, 2022	13,459	6.25	-
2,492.00	January 28, 2021	10,053	5.08	-
2,585.00	September 20, 2022	19,644	6.72	-
2,641.00	November 22, 2021	6,456	5.89	-
2,698.00	June 22, 2021	14,216	5.48	-
2,806.00	October 7, 2021	19,476	5.77	-
3,172.00	November 21, 2022	8,936	6.89	-

1,770.31		937,968	4.40	434,179

Schedule of Fair value of each warrant granted

Weighted average	2023	2022	2021
Fair value per warrant on grant date	924.10	664.08	701.82
Share price	2,632.02	2,244.22	2,282.35
Exercise price	2,632.02	2,244.22	2,282.35
Expected dividend yield	0%	0%	0%
Expected stock price volatility	35.3%	33.5%	36.6%
Risk-free interest rate	2.48%	0.15%	-0.54%
Expected life of warrants	5 years	5 years	5 years

Total Fair Value of Amounts Granted	2023	2022	2021
Total fair value of warrants granted	DKK 193 million	DKK 172 million	DKK 124 million

Schedule of warrants issued and reissued during the period

	April 13, 2021	March 29, 2019
	Authorization	Authorization
Warrants issued	242,123	500,000
Warrants reissued	17,283	79,266
Warrants available for issue	507,877	-
Warrants available for reissue	2,136	2,418

Schedule of changes in share capital

	Number of shares	Share capital	Share Price Ranges[1]
		(DKK million)

December 31, 2020	65,545,748	65.5

Exercise of warrants	172,708	0.2	DKK 31.75 to DKK 1,432.00

December 31, 2021	65,718,456	65.7

Exercise of warrants	243,117	0.3	DKK 466.20 to DKK 1,615.00

December 31, 2022	65,961,573	66.0

Exercise of warrants	112,962	0.1	DKK 815.50 to DKK 1,948.00

December 31, 2023	66,074,535	66.1

Schedule Of Treasury Shares

	Number of shares	Share capital	Proportion of share capital	Cost
		(DKK million)%		(DKK million)

Shareholding at December 31, 2020	132,106	0.1	0.2	154

Purchase of treasury shares	200,000	0.2	0.3	447
Shares used for funding RSU program	(43,781)	-	(0.1)	(51)

Shareholding at December 31, 2021	288,325	0.3	0.4	550

Purchase of treasury shares	370,000	0.4	0.6	908
Shares used for funding RSU program	(68,377)	(0.1)	(0.1)	(80)

Shareholding at December 31, 2022	589,948	0.6	0.9	1,378

Purchase of treasury shares	220,000	0.2	0.3	564
Shares used for funding RSU program	(65,778)	(0.1)	(0.1)	(126)

Shareholding at December 31, 2023	744,170	0.7	1.1	1,816

Schedule of share repurchases

	2023 Authorization	2021 Authorization	2019 Authorization
Number of shares authorized for repurchase[1]	500,000	500,000	500,000
Actual shares repurchased under authorization	—	260,000	500,000
Shares available for repurchase as of December 31, 2023	500,000	240,000	—

[1] Nominal value of DKK 500,000